Segment Information - Narrative (Details)	Jun. 30, 2024 segment	Jan. 31, 2024 entity
Wholly-Owned Programs
Disclosure of operating segments [line items]
Number of reportable segments	1
Controlled founded entities
Disclosure of operating segments [line items]
Number of reportable segments	1
Establishment of new entities
Disclosure of operating segments [line items]
Number of entities established | entity		2